Note 2 - Summary of Significant Accounting Policies - Revenue by Source (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 59,572	$ 50,291	$ 232,339	$ 191,909	$ 151,533
SaaS [Member
Revenue	35,512	26,553	117,180	85,580	52,074
Termed License and Support [Member]
Revenue	10,904	10,202	57,214	50,970	38,949
Service [Member]
Revenue	9,747	8,925	41,283	31,919	34,140
Maintenance [Member]
Revenue	$ 3,409	$ 4,611	$ 15,868	$ 21,022	$ 23,462